Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenue, total	$ 3,965,361	$ 4,130,257	$ 14,566,351	$ 20,289,826	$ 24,393,946	$ 38,341,702
Cost of revenue:
Cost of revenue, total	4,501,393	4,295,431	15,138,225	17,196,605	21,139,794	36,012,654
Gross profit (loss)	(536,032)	(165,174)	(571,874)	3,093,221	3,254,152	2,329,048
Operating expenses:
Payroll and related expenses	819,909	1,294,857	6,318,728	3,650,553	5,538,352	4,186,642
General and administrative expenses	1,353,866	939,044	4,499,982	2,515,877	4,464,836	3,788,024
Marketing and business development expenses	265,313	103,111	455,463	337,941	480,934	288,438
Pre-project expenses						48,794
Total	2,439,088	2,337,012	11,274,173	6,504,371	10,484,122	8,311,898
Operating loss	(2,975,120)	(2,502,186)	(11,846,047)	(3,411,150)	(7,229,970)	(5,982,850)
Other income (expense):
Interest expense	(738,649)	(52,758)	(1,549,992)	(174,733)	(336,239)	(1,254)
Interest income	3,186	9,756	22,002	33,518	73,821	57,266
Other income (expense)	102,449	(2,963)	690,939	488,346	428,411	62,602
Loss on asset disposal					(25,265)	(44,081)
Loss from equity affiliates						(55)
Total	(633,014)	(45,965)	(837,051)	347,131	140,728	74,478
Loss before income taxes	(3,608,134)	(2,548,151)	(12,683,098)	(3,064,019)	(7,089,242)	(5,908,372)
Income tax expense
Net loss	(3,608,134)	(2,548,151)	(12,683,098)	(3,064,019)	(7,089,242)	(5,908,372)
Add: net income (loss) attributable to noncontrolling interests		(94,568)		1,522,101	1,229,806	4,924,302
Net loss attributable to common stockholders of Safe & Green Holdings Corp.	$ (3,608,134)	$ (2,453,583)	$ (12,683,098)	$ (4,586,120)	$ (8,319,048)	$ (10,832,674)
Net loss per share attributable to Safe & Green Holdings Corp. - basic and diluted:
Basic (in Dollars per share)	$ (0.22)	$ (0.18)	$ (0.86)	$ (0.35)	$ (0.62)	$ (1.16)
Weighted average shares outstanding:
Basic (in Shares)	16,057,132	13,459,713	14,761,502	13,228,828	13,332,106	9,339,199
Construction services
Revenue:
Revenue, total	$ 3,965,361	$ 2,685,920	$ 14,566,351	$ 8,567,568	$ 12,663,896	$ 6,537,941
Cost of revenue:
Cost of revenue, total	4,501,393	2,688,450	15,138,225	8,631,031	12,729,895	13,251,470
Engineering services
Revenue:
Revenue, total		6,599		81,305	88,323	255,749
Cost of revenue:
Cost of revenue, total		5,001		58,893	58,894	154,126
Medical revenue
Revenue:
Revenue, total		1,437,738		11,640,953	11,641,727	31,548,012
Cost of revenue:
Cost of revenue, total		$ 1,601,980		$ 8,506,681	$ 8,351,005	$ 22,607,058